Concentration Of Credit Risk (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
FDIC insured amount, per account	$ 250,000
Uninsured funds	5,700,000	2,900,000
Commercial And Residential [Member]
Concentration Risk [Line Items]
Loans	$ 259,700,000	$ 316,100,000
Percent of total loans	47.90%	68.00%